UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—March 31, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2024
Vanguard Wellesley® Income Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	46

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Wellesley Income Fund
Investor Shares	$1,000.00	$1,099.50	$1.21
Admiral™ Shares	1,000.00	1,100.00	0.84
Based on Hypothetical 5% Yearly Return
Wellesley Income Fund
Investor Shares	$1,000.00	$1,023.85	$1.16
Admiral Shares	1,000.00	1,024.20	0.81
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Wellesley Income Fund
Fund Allocation
As of March 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Common Stocks	37.5
Corporate Bonds - Communications	2.7
Corporate Bonds - Consumer Discretionary	1.5
Corporate Bonds - Consumer Staples	1.9
Corporate Bonds - Energy	2.2
Corporate Bonds - Financials	19.3
Corporate Bonds - Health Care	4.4
Corporate Bonds - Industrials	1.4
Corporate Bonds - Materials	0.2
Corporate Bonds - Real Estate	1.2
Corporate Bonds - Technology	3.2
Corporate Bonds - Utilities	6.4
Sovereign Bonds	1.2
Taxable Municipal Bonds	3.4
U.S. Government and Agency Obligations	11.2
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (11.0%)
U.S. Government Securities (8.6%)
United States Treasury Note/Bond	3.500%	9/15/25	95,310	93,523
United States Treasury Note/Bond	4.000%	12/15/25	65,000	64,198
United States Treasury Note/Bond	4.250%	12/31/25	33,709	33,435
United States Treasury Note/Bond	0.375%	1/31/26	7,860	7,267
United States Treasury Note/Bond	4.250%	1/31/26	30,000	29,766
United States Treasury Note/Bond	4.625%	2/28/26	97,000	96,924
United States Treasury Note/Bond	4.500%	7/15/26	2,860	2,856
United States Treasury Note/Bond	4.375%	8/15/26	134,170	133,646
United States Treasury Note/Bond	4.375%	12/15/26	54,617	54,480
United States Treasury Note/Bond	1.250%	12/31/26	823	755
United States Treasury Note/Bond	4.000%	1/15/27	47,756	47,189
United States Treasury Note/Bond	4.125%	2/15/27	295,290	292,798
United States Treasury Note/Bond	4.250%	3/15/27	190,610	189,717
United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,108
United States Treasury Note/Bond	2.750%	4/30/27	9,600	9,143
United States Treasury Note/Bond	2.750%	7/31/27	13,431	12,755
United States Treasury Note/Bond	3.125%	8/31/27	29,986	28,805
United States Treasury Note/Bond	4.125%	9/30/27	11,500	11,410
United States Treasury Note/Bond	4.125%	10/31/27	20,000	19,841
United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,273
United States Treasury Note/Bond	3.875%	12/31/27	27,964	27,518
United States Treasury Note/Bond	4.000%	2/29/28	28,601	28,270
United States Treasury Note/Bond	3.625%	3/31/28	26,615	25,945
United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,262
United States Treasury Note/Bond	4.000%	6/30/28	6,686	6,612
United States Treasury Note/Bond	4.125%	7/31/28	107,567	106,928
United States Treasury Note/Bond	4.375%	8/31/28	90,667	91,035
United States Treasury Note/Bond	4.625%	9/30/28	175,486	178,009
United States Treasury Note/Bond	4.375%	11/30/28	52,289	52,575
United States Treasury Note/Bond	3.750%	12/31/28	150,790	147,586
United States Treasury Note/Bond	4.000%	1/31/29	348,804	345,262
United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,558
United States Treasury Note/Bond	4.250%	2/28/29	620,175	621,047
United States Treasury Note/Bond	4.125%	3/31/29	100,000	99,570
United States Treasury Note/Bond	3.500%	4/30/30	10,160	9,763
United States Treasury Note/Bond	3.750%	5/31/30	13,152	12,807
United States Treasury Note/Bond	4.000%	7/31/30	20,991	20,722

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.875%	10/31/30	4,037	4,185
	United States Treasury Note/Bond	4.375%	11/30/30	34,079	34,356
	United States Treasury Note/Bond	3.750%	12/31/30	66,674	64,820
	United States Treasury Note/Bond	4.250%	2/28/31	7,180	7,193
	United States Treasury Note/Bond	4.500%	11/15/33	48,192	49,261
	United States Treasury Note/Bond	4.000%	2/15/34	630,203	619,765
	United States Treasury Note/Bond	2.000%	11/15/41	152,871	107,201
	United States Treasury Note/Bond	3.375%	8/15/42	51,456	44,445
	United States Treasury Note/Bond	4.000%	11/15/42	117,907	111,054
	United States Treasury Note/Bond	3.875%	2/15/43	45,866	42,397
	United States Treasury Note/Bond	4.750%	11/15/43	76,890	79,773
	United States Treasury Note/Bond	4.500%	2/15/44	193,455	194,574
	United States Treasury Note/Bond	3.625%	5/15/53	706	620
[1]	United States Treasury Note/Bond	4.750%	11/15/53	4,770	5,091
	United States Treasury Note/Bond	4.250%	2/15/54	123,666	121,618
					4,438,711
Agency Bonds and Notes (0.1%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	18,627
Conventional Mortgage-Backed Securities (2.0%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	20,431	15,788
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,096	1,105
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	21,486	19,325
[2,3]	UMBS Pool	3.000%	6/1/43–11/1/44	12,099	10,724
[2,3]	UMBS Pool	5.000%	11/1/43–11/1/53	582,178	570,179
[2,3]	UMBS Pool	5.500%	3/1/53–2/1/54	406,450	405,123
					1,022,256
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	4,705	4,431
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	50,911	47,988
[2,3]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	29,310	26,139
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	2,064	1,928
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	717	694
[2,3]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	3,781	3,525
[2,3]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,955	25,930
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	1,784	1,744
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,548	2,490
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	15,105	13,680
[2,3]	Freddie Mac REMICS	2.000%	9/15/31	4,408	4,247
[2,3]	Freddie Mac REMICS	2.500%	9/15/32	235	233
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	29,770	26,612
					159,641
Total U.S. Government and Agency Obligations (Cost $5,705,979)					5,639,235
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	2,134	1,835
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	603	598
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	1,340	1,309
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	39,747
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	42,305	42,981

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	1,180	1,138
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	2,802	2,712
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	21,202	17,240
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.339%	10/15/36	14,465	14,320
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	16,957	15,263
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,983	4,658
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	3,520	3,431
[2,4]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	38,386	34,711
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,921	12,505
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,542	14,713
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	25,903	22,481
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	44,890	45,577
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	19,245	19,213
[2,3,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.335%	10/25/28	1,830	1,936
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	65,455	59,832
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	12,929
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	28,355	27,829
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	41,561	42,860
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,111	9,917
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,118
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,340
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	20,463	19,165
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	66,321	57,481
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	18,225	18,027
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	31,269	32,281
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	50,295	50,508
[2,4]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/17/31	22,795	22,918
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	32,019	29,059
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	7,484	6,695
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,031	7,134
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	7,120	6,437

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	1,819	1,651
[2,4]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	376	376
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	122,825	107,563
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,507
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	21,115	20,362
[2,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	44,028	42,542
[2,4,5]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	17,342
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	12,736	10,828
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	8,296	7,675
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	18,281
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	31,331
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	9,532	9,443
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	28,188	26,408
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	38,425	35,054
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	16,695	16,712
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	51,970	52,001
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	24,360	24,552
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,211,554)					1,142,526
Corporate Bonds (43.4%)
Communications (2.6%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	23,919
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,566
	AT&T Inc.	2.750%	6/1/31	71,900	61,902
	AT&T Inc.	4.300%	12/15/42	5,945	5,112
	AT&T Inc.	3.650%	6/1/51	6,086	4,459
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,081
	Comcast Corp.	3.150%	3/1/26	15,280	14,798
	Comcast Corp.	4.250%	1/15/33	7,560	7,157
	Comcast Corp.	4.200%	8/15/34	30,155	28,077
	Comcast Corp.	4.400%	8/15/35	32,657	30,633
	Comcast Corp.	3.969%	11/1/47	40,576	32,595
	Comcast Corp.	4.000%	3/1/48	17,415	14,140
	Comcast Corp.	3.999%	11/1/49	26,848	21,695
	Comcast Corp.	2.887%	11/1/51	37,513	24,358
	Comcast Corp.	2.450%	8/15/52	35,080	20,555
	Comcast Corp.	4.049%	11/1/52	19,891	16,008
	Comcast Corp.	5.350%	5/15/53	58,422	57,944
	Comcast Corp.	2.937%	11/1/56	156,916	98,770
	Comcast Corp.	2.987%	11/1/63	92,954	57,105
[4]	Cox Communications Inc.	4.800%	2/1/35	58,525	54,360
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,133

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	3.625%	5/15/30	24,240	21,674
	Discovery Communications LLC	4.000%	9/15/55	39,661	27,076
	Meta Platforms Inc.	4.950%	5/15/33	49,016	49,600
	Meta Platforms Inc.	5.600%	5/15/53	29,815	31,509
	Meta Platforms Inc.	5.750%	5/15/63	15,300	16,407
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	5,764
[4]	NBN Co. Ltd.	1.625%	1/8/27	25,935	23,634
[4]	NBN Co. Ltd.	2.625%	5/5/31	38,645	32,990
[4]	NBN Co. Ltd.	2.500%	1/8/32	68,983	57,458
[4]	NTT Finance Corp.	1.162%	4/3/26	76,700	70,905
[4]	NTT Finance Corp.	2.065%	4/3/31	9,240	7,640
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	38,897
	Orange SA	9.000%	3/1/31	47,066	57,074
[2,4]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	10,984	10,921
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	38,053
	T-Mobile USA Inc.	3.875%	4/15/30	73,575	68,955
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	16,780
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,190
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	15,166
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,655
	T-Mobile USA Inc.	4.500%	4/15/50	8,048	6,967
	Verizon Communications Inc.	4.329%	9/21/28	4,660	4,557
	Verizon Communications Inc.	2.355%	3/15/32	23,109	18,984
	Verizon Communications Inc.	4.812%	3/15/39	46,984	44,376
	Verizon Communications Inc.	2.875%	11/20/50	4,045	2,642
	Verizon Communications Inc.	2.987%	10/30/56	6,140	3,925
	Verizon Communications Inc.	3.000%	11/20/60	4,193	2,613
	Walt Disney Co.	3.500%	5/13/40	48,198	39,575
	Walt Disney Co.	2.750%	9/1/49	2,198	1,463
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,931	9,474
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,996	4,679
					1,339,970
Consumer Discretionary (1.4%)
	Amazon.com Inc.	3.600%	4/13/32	75,375	70,157
	Amazon.com Inc.	4.950%	12/5/44	13,920	13,923
	Amazon.com Inc.	3.950%	4/13/52	20,865	17,521
	Amazon.com Inc.	4.250%	8/22/57	29,070	25,286
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,085
	American Honda Finance Corp.	2.000%	3/24/28	34,925	31,443
[4]	BMW US Capital LLC	1.250%	8/12/26	28,890	26,458
	Brown University	2.924%	9/1/50	4,745	3,321
[2]	Duke University	2.832%	10/1/55	8,735	5,888
[4]	ERAC USA Finance LLC	5.000%	2/15/29	8,020	8,036
[4]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	44,497
[4]	ERAC USA Finance LLC	5.200%	10/30/34	7,610	7,579
[4]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,307
[4]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,547
[4]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	26,909
	George Washington University	3.545%	9/15/46	7,700	6,020
	Georgetown University	4.315%	4/1/49	5,155	4,572
	Georgetown University	2.943%	4/1/50	9,795	6,853
	Georgetown University	5.115%	4/1/53	10,045	10,182
	Home Depot Inc.	1.875%	9/15/31	8,465	6,912
	Home Depot Inc.	3.250%	4/15/32	14,720	13,158

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.500%	9/15/32	12,351	12,118
	Home Depot Inc.	3.300%	4/15/40	32,073	25,525
	Home Depot Inc.	4.400%	3/15/45	22,390	19,881
	Home Depot Inc.	4.250%	4/1/46	18,668	16,141
	Home Depot Inc.	4.500%	12/6/48	12,020	10,686
	Home Depot Inc.	3.125%	12/15/49	2,435	1,702
	Home Depot Inc.	2.375%	3/15/51	2,435	1,443
	Home Depot Inc.	2.750%	9/15/51	11,970	7,700
	Home Depot Inc.	3.625%	4/15/52	30,835	23,544
[4]	Hyundai Capital America	0.875%	6/14/24	30,300	29,989
[4]	Hyundai Capital America	1.650%	9/17/26	36,110	32,987
[2]	Johns Hopkins University	4.083%	7/1/53	7,145	6,255
[2]	Johns Hopkins University	2.813%	1/1/60	2,920	1,901
	Leland Stanford Junior University	2.413%	6/1/50	2,223	1,427
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	94,805
	Lowe's Cos. Inc.	3.750%	4/1/32	8,874	8,148
	Massachusetts Institute of Technology	2.989%	7/1/50	775	564
	Massachusetts Institute of Technology	2.294%	7/1/51	1,918	1,184
	McDonald's Corp.	3.625%	9/1/49	10,554	8,028
[2]	Northeastern University	2.894%	10/1/50	8,570	6,004
[2]	Northwestern University	2.640%	12/1/50	735	498
	President and Fellows of Harvard College	2.517%	10/15/50	4,416	2,908
	President and Fellows of Harvard College	3.745%	11/15/52	410	342
	Starbucks Corp.	3.350%	3/12/50	7,185	5,133
	Thomas Jefferson University	3.847%	11/1/57	7,685	5,781
	Trustees of Princeton University	2.516%	7/1/50	1,824	1,223
	Trustees of Princeton University	4.201%	3/1/52	1,968	1,793
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,868	3,631
[2]	University of Chicago	2.761%	4/1/45	9,540	7,450
	University of Southern California	4.976%	10/1/53	22,195	22,352
	Yale University	2.402%	4/15/50	1,245	804
					742,601
Consumer Staples (1.8%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	15,003
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	67,126	63,798
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	16,843
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	32,915	32,058
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	48,882	50,979
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,639
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	9,109	8,143
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	30,236
	BAT Capital Corp.	7.079%	8/2/43	11,080	11,829
[4]	Cargill Inc.	4.760%	11/23/45	57,879	53,593
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,585
	Conagra Brands Inc.	1.375%	11/1/27	4,905	4,293
	Conagra Brands Inc.	5.300%	11/1/38	475	452
[4]	Danone SA	2.947%	11/2/26	68,785	65,284
	Diageo Capital plc	2.375%	10/24/29	14,420	12,739
	Diageo Capital plc	2.000%	4/29/30	11,315	9,626
	Diageo Finance plc	5.625%	10/5/33	14,623	15,379
	Hormel Foods Corp.	1.700%	6/3/28	6,015	5,331
	Kenvue Inc.	5.000%	3/22/30	33,735	34,089
	Kenvue Inc.	5.100%	3/22/43	15,210	15,127

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.050%	3/22/53	16,540	16,163
	Keurig Dr Pepper Inc.	5.050%	3/15/29	28,690	28,733
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	47,733
	PepsiCo Inc.	2.375%	10/6/26	67,645	63,856
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,339
	Philip Morris International Inc.	5.625%	11/17/29	21,285	21,921
	Philip Morris International Inc.	5.125%	2/15/30	107,883	107,892
	Philip Morris International Inc.	5.125%	2/13/31	11,665	11,589
	Philip Morris International Inc.	5.375%	2/15/33	83,514	84,087
	Philip Morris International Inc.	5.250%	2/13/34	16,435	16,277
	Philip Morris International Inc.	4.500%	3/20/42	11,665	10,194
	Philip Morris International Inc.	4.125%	3/4/43	10,000	8,273
	Philip Morris International Inc.	4.875%	11/15/43	5,835	5,344
	Philip Morris International Inc.	4.250%	11/10/44	15,000	12,569
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	20,369
					944,365
Energy (2.2%)
[4]	Aker BP ASA	6.000%	6/13/33	17,345	17,913
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	19,781
	BP Capital Markets America Inc.	2.721%	1/12/32	58,224	50,150
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	38,210
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	39,353
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	11,495
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	21,726
	BP Capital Markets America Inc.	3.001%	3/17/52	46,980	31,765
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	13,688
	Cheniere Energy Partners LP	5.950%	6/30/33	22,860	23,355
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,070	4,043
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	11,977
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	41,753
	ConocoPhillips Co.	3.758%	3/15/42	11,185	9,287
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,521
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,622
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	6,019
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	20,033	17,112
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,456
	Enbridge Inc.	6.700%	11/15/53	10,606	12,007
	Energy Transfer LP	6.550%	12/1/33	16,575	17,757
	Energy Transfer LP	5.350%	5/15/45	3,410	3,141
	Energy Transfer LP	5.300%	4/15/47	5,600	5,093
	Energy Transfer LP	5.400%	10/1/47	16,385	15,124
	Energy Transfer LP	5.950%	5/15/54	22,205	22,150
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,662
	Equinor ASA	2.875%	4/6/25	4,965	4,848
	Equinor ASA	3.125%	4/6/30	82,270	75,530
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,099
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	33,203
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	32,725
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	9,349
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	42,520	36,575
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	35,667	28,648
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	6,563	6,674
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	28,071
	ONEOK Inc.	5.650%	11/1/28	10,600	10,844
[4]	QatarEnergy	3.125%	7/12/41	23,670	17,621

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	25,961
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	20,724	19,979
	Shell International Finance BV	3.250%	5/11/25	28,680	28,112
	Shell International Finance BV	4.125%	5/11/35	40,575	37,922
	Shell International Finance BV	5.500%	3/25/40	10,795	11,263
	Shell International Finance BV	4.375%	5/11/45	95,725	85,491
	Shell International Finance BV	3.000%	11/26/51	51,310	34,943
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,625
	Targa Resources Corp.	6.150%	3/1/29	9,835	10,253
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	57,658
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,793
					1,117,347
Financials (18.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,207
[4]	AIB Group plc	5.871%	3/28/35	5,785	5,806
	Allstate Corp.	5.250%	3/30/33	17,610	17,666
	Allstate Corp.	5.550%	5/9/35	6,152	6,368
	Allstate Corp.	3.850%	8/10/49	4,153	3,266
	American Express Co.	6.489%	10/30/31	9,945	10,653
	American Express Co.	5.043%	5/1/34	66,296	65,534
	American International Group Inc.	6.250%	5/1/36	8,338	8,769
	American International Group Inc.	4.800%	7/10/45	9,065	8,441
	American International Group Inc.	4.750%	4/1/48	16,540	15,303
	American International Group Inc.	4.375%	6/30/50	6,125	5,319
	Ameriprise Financial Inc.	5.700%	12/15/28	7,333	7,562
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,821
	Ameriprise Financial Inc.	5.150%	5/15/33	24,095	24,355
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	13,420	12,561
[4]	Athene Global Funding	1.000%	4/16/24	23,855	23,797
[4]	Athene Global Funding	1.985%	8/19/28	700	606
[4]	Athene Global Funding	2.717%	1/7/29	42,315	37,303
[4]	Athene Global Funding	5.583%	1/9/29	25,540	25,713
[4]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	21,877
	Banco Santander SA	1.849%	3/25/26	48,600	45,399
	Banco Santander SA	2.749%	12/3/30	13,000	10,733
	Bank of America Corp.	3.559%	4/23/27	41,870	40,399
	Bank of America Corp.	3.593%	7/21/28	35,495	33,738
	Bank of America Corp.	3.419%	12/20/28	48,603	45,619
	Bank of America Corp.	4.271%	7/23/29	72,640	70,014
	Bank of America Corp.	3.974%	2/7/30	69,430	65,793
	Bank of America Corp.	3.194%	7/23/30	33,250	30,173
	Bank of America Corp.	2.496%	2/13/31	99,085	85,258
	Bank of America Corp.	2.687%	4/22/32	56,625	47,856
	Bank of America Corp.	2.572%	10/20/32	21,500	17,800
	Bank of America Corp.	5.015%	7/22/33	3,915	3,852
	Bank of America Corp.	5.872%	9/15/34	15,105	15,673
	Bank of America Corp.	6.110%	1/29/37	30,000	31,866
	Bank of America Corp.	3.846%	3/8/37	50,484	44,635
	Bank of America Corp.	5.875%	2/7/42	8,770	9,368
	Bank of America Corp.	3.311%	4/22/42	25,000	19,232
	Bank of America Corp.	5.000%	1/21/44	24,180	23,393
	Bank of America Corp.	3.946%	1/23/49	5,290	4,337
	Bank of America Corp.	4.330%	3/15/50	48,915	41,936
	Bank of America Corp.	2.972%	7/21/52	29,030	19,555

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America NA	5.526%	8/18/26	72,000	72,721
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,239
	Bank of New York Mellon Corp.	5.148%	5/22/26	17,505	17,498
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	25,732
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,227
	Bank of New York Mellon Corp.	4.967%	4/26/34	32,713	32,089
	Bank of Nova Scotia	2.700%	8/3/26	60,225	56,988
	Bank of Nova Scotia	5.350%	12/7/26	52,930	53,185
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,203
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	30,984
	Barclays plc	3.932%	5/7/25	52,770	52,637
	Barclays plc	2.852%	5/7/26	9,735	9,436
	Barclays plc	3.330%	11/24/42	11,060	8,087
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,645	18,053
	BlackRock Funding Inc.	5.250%	3/14/54	17,560	17,637
	BlackRock Inc.	2.100%	2/25/32	20,194	16,570
	BlackRock Inc.	4.750%	5/25/33	37,605	37,377
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	16,516
[4]	BNP Paribas SA	2.819%	11/19/25	44,480	43,627
[4]	BNP Paribas SA	1.323%	1/13/27	20,420	18,980
[4]	BNP Paribas SA	3.500%	11/16/27	74,220	69,985
[4]	BNP Paribas SA	2.591%	1/20/28	58,145	53,869
[4]	BNP Paribas SA	5.335%	6/12/29	20,000	20,097
[4]	BNP Paribas SA	2.159%	9/15/29	19,680	17,186
[4]	BNP Paribas SA	3.132%	1/20/33	1,545	1,314
[4]	BNP Paribas SA	5.894%	12/5/34	36,990	38,658
[4]	BPCE SA	5.150%	7/21/24	37,185	37,029
[4]	BPCE SA	5.029%	1/15/25	73,115	72,801
[4]	BPCE SA	2.045%	10/19/27	24,910	22,725
[4]	BPCE SA	3.500%	10/23/27	64,900	60,768
[4]	BPCE SA	2.700%	10/1/29	48,550	43,052
[4]	BPCE SA	6.714%	10/19/29	31,805	33,238
[4]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,593
[4]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	16,133
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	33,905
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	23,473
[4]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	32,245
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,865
	Capital One Financial Corp.	7.149%	10/29/27	14,255	14,842
	Capital One Financial Corp.	6.312%	6/8/29	12,270	12,607
	Capital One Financial Corp.	5.700%	2/1/30	7,310	7,371
	Capital One Financial Corp.	6.377%	6/8/34	27,163	28,194
	Charles Schwab Corp.	3.200%	3/2/27	19,790	18,845
	Charles Schwab Corp.	2.000%	3/20/28	34,825	31,209
	Charles Schwab Corp.	2.900%	3/3/32	47,885	41,040
	Charles Schwab Corp.	5.853%	5/19/34	3,388	3,466
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,273
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,874
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	22,080
	Citigroup Inc.	0.981%	5/1/25	52,610	52,372
	Citigroup Inc.	1.462%	6/9/27	90,770	83,337
	Citigroup Inc.	4.125%	7/25/28	11,585	11,100
	Citigroup Inc.	3.520%	10/27/28	33,358	31,460
	Citigroup Inc.	3.878%	1/24/39	37,225	31,699
	Citigroup Inc.	5.875%	1/30/42	7,460	7,895

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	2.904%	11/3/42	19,070	13,669
	Citigroup Inc.	5.300%	5/6/44	12,142	11,831
	Citizens Financial Group Inc.	5.841%	1/23/30	5,170	5,161
[4]	CNO Global Funding	1.650%	1/6/25	8,460	8,173
[4]	CNO Global Funding	2.650%	1/6/29	22,195	19,386
[4]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	35,560
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	70,000	58,188
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	46,096
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	41,359
	Corebridge Financial Inc.	3.900%	4/5/32	19,028	17,119
[4]	Corebridge Financial Inc.	6.050%	9/15/33	7,560	7,788
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,570
	Corebridge Financial Inc.	4.400%	4/5/52	6,265	5,115
[4]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,567
[4]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,409
[4]	Corebridge Global Funding	5.200%	1/12/29	21,620	21,655
[4]	Credit Agricole SA	3.250%	10/4/24	79,590	78,576
[4]	Credit Agricole SA	5.589%	7/5/26	39,945	40,252
[4]	Credit Agricole SA	6.316%	10/3/29	15,898	16,476
	Credit Suisse AG	7.500%	2/15/28	22,042	23,760
[4]	Danske Bank A/S	1.621%	9/11/26	30,135	28,373
[4]	Danske Bank A/S	6.259%	9/22/26	33,405	33,735
[4]	Danske Bank A/S	1.549%	9/10/27	55,390	50,476
[4]	Danske Bank A/S	5.705%	3/1/30	13,725	13,819
	Deutsche Bank AG	6.720%	1/18/29	10,005	10,343
	Deutsche Bank AG	6.819%	11/20/29	13,370	13,977
[4]	DNB Bank ASA	1.535%	5/25/27	51,450	47,342
[4]	DNB Bank ASA	1.605%	3/30/28	45,295	40,537
[4]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,495
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	24,427
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,090
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	29,239
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	26,667
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	33,100	33,504
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	48,480	48,385
	Fifth Third Bancorp	4.055%	4/25/28	24,480	23,225
	Fifth Third Bancorp	4.337%	4/25/33	8,535	7,804
[4]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	27,430
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	51,439
[4]	GA Global Funding Trust	5.500%	1/8/29	9,460	9,494
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	43,725
	Goldman Sachs Group Inc.	3.500%	11/16/26	28,000	26,827
	Goldman Sachs Group Inc.	1.431%	3/9/27	35,170	32,565
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	39,528
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	21,070
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	68,942
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	52,909
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	19,778
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	74,337
	Goldman Sachs Group Inc.	2.383%	7/21/32	97,372	79,800
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	20,395
	Goldman Sachs Group Inc.	3.102%	2/24/33	13,209	11,283
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	22,517
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,504
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	18,341

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,654
	HSBC Holdings plc	0.976%	5/24/25	19,405	19,252
	HSBC Holdings plc	1.589%	5/24/27	24,800	22,816
	HSBC Holdings plc	5.887%	8/14/27	43,923	44,289
	HSBC Holdings plc	2.251%	11/22/27	73,225	67,488
	HSBC Holdings plc	4.041%	3/13/28	27,520	26,520
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,934
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,406
	HSBC Holdings plc	4.583%	6/19/29	15,190	14,721
	HSBC Holdings plc	2.357%	8/18/31	62,305	51,887
	HSBC Holdings plc	7.625%	5/17/32	15,800	17,649
	HSBC Holdings plc	2.804%	5/24/32	12,790	10,707
	HSBC Holdings plc	6.500%	5/2/36	19,800	21,248
	HSBC Holdings plc	6.100%	1/14/42	33,700	36,460
	Huntington National Bank	4.552%	5/17/28	17,175	16,634
	ING Groep NV	3.950%	3/29/27	31,310	30,231
	ING Groep NV	1.726%	4/1/27	33,125	30,746
	ING Groep NV	5.335%	3/19/30	7,030	7,011
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	16,874
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,612
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,399
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	37,725
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	44,185
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	17,498
[4]	JAB Holdings BV	2.200%	11/23/30	3,468	2,768
[4]	JAB Holdings BV	3.750%	5/28/51	20,355	13,291
[4]	JAB Holdings BV	4.500%	4/8/52	51,835	38,905
[4]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	17,745
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,373
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	25,834
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,879
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	71,481
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,065
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,884
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	38,993
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	17,740
	JPMorgan Chase & Co.	1.953%	2/4/32	17,965	14,625
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	18,716
	JPMorgan Chase & Co.	4.912%	7/25/33	56,058	54,833
	JPMorgan Chase & Co.	5.350%	6/1/34	55,410	55,631
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	29,006
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	73,264
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,546
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,762
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,025
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,388
	JPMorgan Chase & Co.	3.964%	11/15/48	170,360	139,301
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	26,896
[4]	KBC Group NV	5.796%	1/19/29	4,168	4,203
[4]	KBC Group NV	6.324%	9/21/34	27,180	28,510
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	28,825	27,732
[4]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,248
[4]	Lseg US Fin Corp.	5.297%	3/28/34	7,265	7,306
[4]	LSEGA Financing plc	1.375%	4/6/26	97,795	90,639
[4]	LSEGA Financing plc	2.000%	4/6/28	63,125	56,391

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	LSEGA Financing plc	2.500%	4/6/31	51,246	43,345
	M&T Bank Corp.	7.413%	10/30/29	23,720	25,018
[4]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	37,968
[4]	Macquarie Group Ltd.	2.871%	1/14/33	31,280	25,987
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,580
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	59,086	56,943
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,400	5,030
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	11,787
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	12,130
	MetLife Inc.	4.125%	8/13/42	5,300	4,502
	MetLife Inc.	4.875%	11/13/43	17,500	16,416
	MetLife Inc.	5.000%	7/15/52	5,333	5,016
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,791
[4]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	14,726
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	40,512
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	22,818
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	50,574
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,679
[4]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,822
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	24,105	24,024
	Morgan Stanley	0.790%	5/30/25	51,000	50,513
	Morgan Stanley	2.720%	7/22/25	51,520	50,991
	Morgan Stanley	4.000%	7/23/25	20,805	20,461
	Morgan Stanley	2.630%	2/18/26	60,280	58,672
	Morgan Stanley	3.125%	7/27/26	36,950	35,328
	Morgan Stanley	4.350%	9/8/26	15,000	14,673
	Morgan Stanley	3.625%	1/20/27	31,000	29,929
	Morgan Stanley	3.772%	1/24/29	56,830	54,069
	Morgan Stanley	2.699%	1/22/31	72,345	63,214
	Morgan Stanley	7.250%	4/1/32	51,100	58,361
	Morgan Stanley	2.239%	7/21/32	59,815	48,766
	Morgan Stanley	2.511%	10/20/32	90,340	74,631
	Morgan Stanley	2.943%	1/21/33	31,085	26,399
	Morgan Stanley	5.466%	1/18/35	9,260	9,340
	Morgan Stanley	2.484%	9/16/36	53,080	41,947
	Morgan Stanley	5.297%	4/20/37	14,345	13,769
	Morgan Stanley	5.948%	1/19/38	50,276	50,325
	Morgan Stanley	4.300%	1/27/45	24,705	21,695
	Nasdaq Inc.	5.550%	2/15/34	17,635	17,930
	Nasdaq Inc.	3.950%	3/7/52	17,300	13,399
	Nasdaq Inc.	5.950%	8/15/53	6,200	6,528
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,780
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	58,306
[4]	National Australia Bank Ltd.	5.134%	11/28/28	47,132	47,716
[4]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	69,115
[4]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	46,373
[4]	National Australia Bank Ltd.	3.347%	1/12/37	26,175	22,019
[4]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	54,485
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	37,153
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	52,711
	NatWest Group plc	1.642%	6/14/27	30,570	28,114
[4]	NatWest Markets plc	0.800%	8/12/24	23,725	23,301
[4]	NBK SPC Ltd.	1.625%	9/15/27	67,250	61,306
[4]	New York Life Global Funding	5.000%	1/9/34	35,520	35,103
[4]	New York Life Insurance Co.	5.875%	5/15/33	44,785	46,523

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York Life Insurance Co.	3.750%	5/15/50	17,810	13,659
[4]	New York Life Insurance Co.	4.450%	5/15/69	14,535	11,862
[4]	Nordea Bank Abp	1.500%	9/30/26	65,000	59,258
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	22,260
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,384
[4]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	47,952
[4]	Pacific LifeCorp.	5.400%	9/15/52	29,000	27,925
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,458
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	22,248
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	52,672
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	47,575	48,385
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	42,125	42,724
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	37,535
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	5,220	5,224
	PNC Bank NA	3.300%	10/30/24	14,645	14,449
	PNC Bank NA	2.950%	2/23/25	34,775	34,003
	PNC Bank NA	3.100%	10/25/27	42,485	39,633
	PNC Bank NA	3.250%	1/22/28	30,960	28,958
[4]	Pricoa Global Funding I	5.100%	5/30/28	33,652	33,660
[4]	Principal Life Global Funding II	2.500%	9/16/29	45,000	39,430
	Progressive Corp.	4.950%	6/15/33	53,892	53,807
	Progressive Corp.	4.125%	4/15/47	9,270	7,840
[4]	Protective Life Global Funding	4.714%	7/6/27	30,000	29,702
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,223
[4]	RGA Global Funding	2.700%	1/18/29	32,500	28,976
[4]	RGA Global Funding	5.500%	1/11/31	14,750	14,796
	Royal Bank of Canada	5.000%	2/1/33	37,098	36,928
[4]	Standard Chartered plc	6.301%	1/9/29	27,400	28,154
	State Street Corp.	4.821%	1/26/34	14,895	14,485
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	59,958
[4]	Swedbank AB	6.136%	9/12/26	32,595	33,047
[4]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	26,031
[4]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	35,528
	Truist Financial Corp.	3.700%	6/5/25	48,000	47,058
	UBS AG	1.250%	6/1/26	60,465	55,662
	UBS AG	5.650%	9/11/28	44,090	45,138
	UBS Group AG	3.750%	3/26/25	19,285	18,916
[4]	UBS Group AG	2.593%	9/11/25	33,940	33,457
[4]	UBS Group AG	1.494%	8/10/27	40,025	36,401
[4]	UBS Group AG	3.869%	1/12/29	11,050	10,446
[4]	UBS Group AG	3.091%	5/14/32	41,460	35,220
[4]	UBS Group AG	2.746%	2/11/33	5,670	4,630
[4]	UBS Group AG	6.537%	8/12/33	18,710	19,709
[4]	UBS Group AG	6.301%	9/22/34	29,370	30,735
[4]	UBS Group AG	3.179%	2/11/43	29,380	21,476
[4]	UniCredit SpA	1.982%	6/3/27	37,130	34,277
[4]	UniCredit SpA	3.127%	6/3/32	33,730	28,524
	US Bancorp	2.375%	7/22/26	45,000	42,404
	US Bancorp	2.677%	1/27/33	970	802

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wachovia Corp.	6.605%	10/1/25	15,000	15,178
	Wells Fargo & Co.	3.000%	2/19/25	28,660	28,039
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,490
	Wells Fargo & Co.	3.000%	4/22/26	36,830	35,227
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,092
	Wells Fargo & Co.	3.196%	6/17/27	57,145	54,559
	Wells Fargo & Co.	3.526%	3/24/28	70,000	66,618
	Wells Fargo & Co.	6.303%	10/23/29	33,470	34,863
	Wells Fargo & Co.	2.879%	10/30/30	28,045	24,789
	Wells Fargo & Co.	2.572%	2/11/31	98,745	85,070
	Wells Fargo & Co.	3.350%	3/2/33	21,795	18,893
	Wells Fargo & Co.	4.897%	7/25/33	109,912	105,812
	Wells Fargo & Co.	5.606%	1/15/44	34,961	34,450
	Wells Fargo & Co.	4.650%	11/4/44	20,735	18,085
	Wells Fargo & Co.	4.900%	11/17/45	16,060	14,462
	Wells Fargo & Co.	4.400%	6/14/46	36,200	30,107
	Wells Fargo & Co.	4.750%	12/7/46	38,790	33,951
	Wells Fargo & Co.	4.611%	4/25/53	58,110	51,250
					9,744,457
Health Care (4.3%)
	AbbVie Inc.	3.800%	3/15/25	12,825	12,643
	AbbVie Inc.	4.950%	3/15/31	29,235	29,493
	AbbVie Inc.	5.350%	3/15/44	15,873	16,180
	AbbVie Inc.	5.400%	3/15/54	37,457	38,536
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	14,447
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,104
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	13,398
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,332
[4]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,372
[4]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,362
[4]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,761
[4]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,434
	Amgen Inc.	4.400%	5/1/45	4,842	4,203
	Amgen Inc.	4.200%	2/22/52	18,085	14,866
	Amgen Inc.	5.750%	3/2/63	13,895	14,168
	Ascension Health	2.532%	11/15/29	48,025	42,844
[2]	Ascension Health	4.847%	11/15/53	1,950	1,871
	AstraZeneca plc	3.375%	11/16/25	27,755	27,044
	AstraZeneca plc	4.000%	1/17/29	23,315	22,599
	Banner Health	2.907%	1/1/42	12,150	8,965
[4]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,188
[4]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,074
[4]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,556
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,317
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,326
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	16,387
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,463
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,535
	Bristol-Myers Squibb Co.	5.200%	2/22/34	15,820	16,063
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	39,922
	Bristol-Myers Squibb Co.	5.500%	2/22/44	3,335	3,411
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,145	12,934
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,421
	Bristol-Myers Squibb Co.	5.650%	2/22/64	36,000	37,050
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,617

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	3.250%	4/15/25	30,765	30,081
	Cigna Group	4.375%	10/15/28	9,615	9,381
	CommonSpirit Health	2.760%	10/1/24	28,080	27,643
	CommonSpirit Health	3.347%	10/1/29	44,950	41,235
	CommonSpirit Health	2.782%	10/1/30	22,715	19,704
	CommonSpirit Health	5.205%	12/1/31	35,195	35,219
[2]	CommonSpirit Health	4.350%	11/1/42	21,485	18,583
	CommonSpirit Health	3.910%	10/1/50	2,570	2,008
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,270
[4]	CSL Finance plc	4.250%	4/27/32	43,415	41,324
[4]	CSL Finance plc	4.750%	4/27/52	4,415	4,042
	CVS Health Corp.	1.750%	8/21/30	4,915	4,035
	CVS Health Corp.	4.875%	7/20/35	18,205	17,534
[2,4]	CVS Pass-Through Trust	5.926%	1/10/34	9,991	9,798
	Dignity Health	3.812%	11/1/24	18,560	18,292
	Elevance Health Inc.	3.650%	12/1/27	13,150	12,581
	Elevance Health Inc.	4.101%	3/1/28	34,795	33,826
	Elevance Health Inc.	2.550%	3/15/31	38,225	32,663
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,482
	Elevance Health Inc.	4.650%	8/15/44	3,181	2,864
	Eli Lilly & Co.	4.875%	2/27/53	8,855	8,645
	Eli Lilly & Co.	4.950%	2/27/63	7,695	7,468
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,125
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	18,137
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	33,191
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	17,157
	HCA Inc.	5.450%	4/1/31	8,910	8,960
	HCA Inc.	6.000%	4/1/54	29,985	30,430
	Humana Inc.	5.750%	12/1/28	2,090	2,143
	Humana Inc.	5.375%	4/15/31	12,645	12,654
	Humana Inc.	5.950%	3/15/34	18,181	18,884
	Humana Inc.	5.500%	3/15/53	19,045	18,513
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,717
	Inova Health System Foundation	4.068%	5/15/52	14,145	12,034
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,465
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	29,096
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	12,216
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	26,733
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	23,715
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	21,771
	Mayo Clinic	4.128%	11/15/52	6,465	5,684
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,303
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	14,121
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,675
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	5,072
	Merck & Co. Inc.	3.400%	3/7/29	53,490	50,678
	Merck & Co. Inc.	4.150%	5/18/43	28,405	25,106
	Merck & Co. Inc.	4.900%	5/17/44	25,000	24,309
	Novartis Capital Corp.	4.400%	5/6/44	21,485	19,773
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,494
	Pfizer Inc.	3.000%	12/15/26	28,400	27,164
	Pfizer Inc.	3.450%	3/15/29	41,000	38,872
	Pfizer Inc.	1.700%	5/28/30	9,100	7,645
	Pfizer Inc.	4.100%	9/15/38	52,715	47,645
	Pfizer Inc.	2.550%	5/28/40	230	164

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	18,770	18,489
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	13,187
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,082
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,170
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,665
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,479
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	22,458
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	14,615
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,385
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	20,725
[4]	Roche Holdings Inc.	2.375%	1/28/27	61,570	57,711
	Royalty Pharma plc	3.550%	9/2/50	48,265	33,236
	SSM Health Care Corp.	3.823%	6/1/27	41,615	40,043
	Sutter Health	2.294%	8/15/30	10,490	8,979
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	7,790	5,866
	Toledo Hospital	5.750%	11/15/38	17,965	17,882
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,744
	UnitedHealth Group Inc.	3.850%	6/15/28	10,000	9,682
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,581
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,777
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	22,717
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	6,015
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,386
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	20,859
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	33,439
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	27,642
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	11,505
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	7,136
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,840
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	10,826
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,347
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	32,064
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	34,505
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	14,237
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	8,096
	UnitedHealth Group Inc.	5.875%	2/15/53	44,821	48,502
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,605
	Wyeth LLC	5.950%	4/1/37	15,000	16,211
					2,229,898
Industrials (1.4%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	14,554
[4]	Ashtead Capital Inc.	5.500%	8/11/32	9,088	8,897
[4]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,397
[4]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	8,338
[4]	Ashtead Capital Inc.	5.800%	4/15/34	11,860	11,849
[4]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,790
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,122
[4]	BAE Systems plc	3.400%	4/15/30	9,390	8,564
[4]	BAE Systems plc	5.250%	3/26/31	5,380	5,405
	Boeing Co.	2.700%	2/1/27	14,120	13,005
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,686
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,218
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	18,090
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	22,747
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,684

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	11,626
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	8,782
	Canadian National Railway Co.	2.450%	5/1/50	25,925	16,201
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	12,861
	Carrier Global Corp.	6.200%	3/15/54	3,250	3,578
	Caterpillar Inc.	5.200%	5/27/41	8,790	8,842
	CSX Corp.	3.350%	9/15/49	7,745	5,584
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,691
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,155	6,142
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	27,944
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,681
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/34	10,505	10,536
	Eaton Corp.	6.500%	6/1/25	10,000	10,130
[4]	Element Fleet Management Corp.	5.643%	3/13/27	12,870	12,905
	Honeywell International Inc.	4.250%	1/15/29	32,000	31,498
	Honeywell International Inc.	5.000%	2/15/33	58,534	59,171
	Honeywell International Inc.	4.500%	1/15/34	42,031	40,864
	Honeywell International Inc.	5.375%	3/1/41	3,976	4,106
	John Deere Capital Corp.	4.500%	1/16/29	16,295	16,129
	John Deere Capital Corp.	5.150%	9/8/33	37,076	37,857
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,147
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,381
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	6,146
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	11,222
	Lockheed Martin Corp.	5.700%	11/15/54	5,263	5,606
	Republic Services Inc.	4.875%	4/1/29	3,640	3,646
	RTX Corp.	4.125%	11/16/28	2,300	2,226
	RTX Corp.	4.450%	11/16/38	9,050	8,151
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	16,823
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	17,705	14,916
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	33,200	30,214
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,096
[4]	UL Solutions Inc.	6.500%	10/20/28	12,130	12,642
	Union Pacific Corp.	2.800%	2/14/32	2,135	1,854
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,381
	Union Pacific Corp.	3.250%	2/5/50	3,049	2,222
	Union Pacific Corp.	3.799%	10/1/51	18,788	14,989
	Union Pacific Corp.	3.500%	2/14/53	31,048	23,240
	Union Pacific Corp.	3.550%	5/20/61	10,000	7,170
	Union Pacific Corp.	3.750%	2/5/70	19,165	14,049
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	3,844	3,709
					726,304
Materials (0.2%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	13,973
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,466	2,472
[4]	Glencore Funding LLC	5.371%	4/4/29	22,325	22,355
[4]	Glencore Funding LLC	6.375%	10/6/30	24,196	25,531
[4]	Glencore Funding LLC	2.625%	9/23/31	8,510	7,086
[4]	Glencore Funding LLC	5.700%	5/8/33	4,685	4,764
[4]	Glencore Funding LLC	6.500%	10/6/33	21,175	22,593
[4]	Glencore Funding LLC	3.875%	4/27/51	2,150	1,602
[4]	Glencore Funding LLC	3.375%	9/23/51	2,855	1,962
[4]	Glencore Funding LLC	5.893%	4/4/54	9,900	10,029
					112,367

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (1.1%)
	American Tower Corp.	4.400%	2/15/26	7,300	7,178
	American Tower Corp.	3.800%	8/15/29	23,261	21,698
[4]	American Tower Trust #1	5.490%	3/15/28	67,325	67,887
	CubeSmart LP	2.250%	12/15/28	11,790	10,351
	Extra Space Storage LP	5.500%	7/1/30	12,025	12,168
	Extra Space Storage LP	5.900%	1/15/31	18,540	19,186
	Healthpeak OP LLC	2.125%	12/1/28	29,850	26,254
	Healthpeak OP LLC	3.000%	1/15/30	30,600	27,111
	Prologis LP	5.250%	6/15/53	7,773	7,639
[4]	Prologis Targeted US Logistics Fund LP	5.250%	4/1/29	4,010	4,000
	Public Storage Operating Co.	5.125%	1/15/29	5,920	6,022
	Public Storage Operating Co.	5.100%	8/1/33	5,980	6,007
	Public Storage Operating Co.	5.350%	8/1/53	3,325	3,338
	Realty Income Corp.	2.200%	6/15/28	25,855	23,099
	Realty Income Corp.	4.700%	12/15/28	26,960	26,560
	Realty Income Corp.	3.250%	1/15/31	19,405	17,316
	Realty Income Corp.	2.850%	12/15/32	24,565	20,436
	Realty Income Corp.	4.900%	7/15/33	26,200	25,275
	Realty Income Corp.	5.125%	2/15/34	27,050	26,554
[4]	SBA Tower Trust	1.840%	4/15/27	53,140	47,619
[4]	SBA Tower Trust	2.836%	1/15/50	24,160	23,581
[4]	SBA Tower Trust	1.884%	7/15/50	9,320	8,700
[4]	SBA Tower Trust	1.631%	5/15/51	40,475	36,623
[4]	SBA Tower Trust	2.593%	10/15/56	50,750	40,913
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	23,670	22,718
	Simon Property Group LP	3.375%	10/1/24	20,470	20,235
	VICI Properties LP	6.125%	4/1/54	17,373	17,078
					575,546
Technology (3.2%)
	Apple Inc.	3.250%	2/23/26	38,220	37,154
	Apple Inc.	2.450%	8/4/26	55,182	52,409
	Apple Inc.	3.350%	2/9/27	56,435	54,506
	Apple Inc.	3.200%	5/11/27	34,750	33,270
	Apple Inc.	2.900%	9/12/27	83,420	78,959
	Apple Inc.	3.850%	5/4/43	15,275	13,244
	Apple Inc.	4.450%	5/6/44	4,035	3,832
	Apple Inc.	3.850%	8/4/46	36,510	30,896
	Apple Inc.	2.650%	5/11/50	31,850	21,118
	Apple Inc.	2.650%	2/8/51	22,665	14,918
	Apple Inc.	4.850%	5/10/53	24,864	24,710
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,612
	Broadcom Inc.	4.150%	11/15/30	4,670	4,417
[4]	Broadcom Inc.	2.600%	2/15/33	25,345	20,554
[4]	Broadcom Inc.	3.469%	4/15/34	20,074	17,209
	Cisco Systems Inc.	4.950%	2/26/31	48,835	49,244
	Cisco Systems Inc.	5.050%	2/26/34	43,620	44,175
	Cisco Systems Inc.	5.300%	2/26/54	20,335	20,872
[4]	Constellation Software Inc.	5.158%	2/16/29	17,418	17,399
[4]	Constellation Software Inc.	5.461%	2/16/34	11,138	11,192
	Intel Corp.	2.875%	5/11/24	29,825	29,716
	Intel Corp.	2.000%	8/12/31	1,260	1,035
	Intel Corp.	5.625%	2/10/43	37,050	38,315
	Intel Corp.	4.100%	5/19/46	32,739	27,616

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.250%	11/15/49	10,000	7,050
	Intel Corp.	3.050%	8/12/51	36,221	24,412
	Intel Corp.	4.900%	8/5/52	90,021	83,964
	Intel Corp.	5.700%	2/10/53	27,465	28,415
	Intel Corp.	5.600%	2/21/54	41,805	42,595
	Intel Corp.	3.200%	8/12/61	16,360	10,684
	International Business Machines Corp.	7.000%	10/30/25	25,000	25,759
	International Business Machines Corp.	3.300%	5/15/26	148,025	142,804
	International Business Machines Corp.	3.500%	5/15/29	85,623	80,681
	Intuit Inc.	5.200%	9/15/33	47,045	47,890
	Intuit Inc.	5.500%	9/15/53	11,665	12,111
	KLA Corp.	4.950%	7/15/52	17,965	17,321
	Microsoft Corp.	2.400%	8/8/26	30,501	28,944
	Microsoft Corp.	3.450%	8/8/36	25,692	23,007
	Microsoft Corp.	2.525%	6/1/50	162,183	106,745
	Microsoft Corp.	2.921%	3/17/52	67,978	48,044
	Microsoft Corp.	2.675%	6/1/60	19,051	12,265
	Oracle Corp.	2.950%	11/15/24	80,105	78,830
	Oracle Corp.	1.650%	3/25/26	51,805	48,359
	Oracle Corp.	3.250%	11/15/27	36,619	34,475
	QUALCOMM Inc.	2.150%	5/20/30	44,450	38,606
	QUALCOMM Inc.	4.500%	5/20/52	12,005	10,770
	S&P Global Inc.	2.700%	3/1/29	6,613	6,010
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	16,545
					1,633,658
Utilities (6.3%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,746
	AEP Texas Inc.	3.450%	1/15/50	16,810	11,774
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	12,382
	Alabama Power Co.	5.200%	6/1/41	3,365	3,295
	Alabama Power Co.	4.100%	1/15/42	5,595	4,601
	Alabama Power Co.	3.750%	3/1/45	20,255	16,045
	Alabama Power Co.	4.300%	7/15/48	27,790	23,595
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,665
	Ameren Illinois Co.	3.700%	12/1/47	5,085	3,976
	American Water Capital Corp.	2.950%	9/1/27	20,245	18,936
	American Water Capital Corp.	4.450%	6/1/32	14,030	13,539
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,182
	American Water Capital Corp.	4.200%	9/1/48	29,696	25,246
	American Water Capital Corp.	4.150%	6/1/49	885	742
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,265
	Arizona Public Service Co.	6.350%	12/15/32	5,740	6,122
	Arizona Public Service Co.	3.350%	5/15/50	16,830	11,557
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,761
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	6,424
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	34,084
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	903
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,468
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	25,997
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	21,680	18,763
[4]	Boston Gas Co.	3.150%	8/1/27	8,010	7,425
[4]	Boston Gas Co.	3.001%	8/1/29	5,700	5,040
[4]	Boston Gas Co.	3.757%	3/16/32	13,050	11,466
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	47,966
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	13,345	13,447

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,680
CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	24,748
CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,783
CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	29,250
CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,803
Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	11,748
Cleco Securitization I LLC	4.646%	9/1/44	26,300	24,898
Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,845
Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,252
Commonwealth Edison Co.	3.650%	6/15/46	6,420	4,946
Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,876
Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,444
Commonwealth Edison Co.	3.850%	3/15/52	3,365	2,613
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	9,926
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	48,522
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	27,069
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,193
Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	22,147
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	17,415	15,233
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	25,160
Consumers Energy Co.	4.200%	9/1/52	28,110	23,649
Dominion Energy Inc.	3.375%	4/1/30	1,939	1,764
Dominion Energy Inc.	5.375%	11/15/32	21,394	21,529
Dominion Energy Inc.	4.900%	8/1/41	13,562	12,317
Dominion Energy Inc.	4.600%	3/15/49	13,855	11,809
Dominion Energy Inc.	4.850%	8/15/52	40,417	36,061
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,348
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,461
Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	24,484
Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,586
Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,137
Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	23,241
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,261
Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,824
Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,307
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,240
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,474
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,337
Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	13,072
Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	36,155
Duke Energy Corp.	2.650%	9/1/26	17,480	16,498
Duke Energy Corp.	3.400%	6/15/29	11,420	10,591
Duke Energy Corp.	3.300%	6/15/41	33,075	24,669
Duke Energy Corp.	4.800%	12/15/45	37,600	33,414
Duke Energy Corp.	3.750%	9/1/46	14,740	11,139
Duke Energy Corp.	4.200%	6/15/49	13,960	11,119
Duke Energy Corp.	3.500%	6/15/51	36,945	25,932
Duke Energy Corp.	5.000%	8/15/52	15,010	13,608
Duke Energy Florida LLC	5.950%	11/15/52	11,095	11,801
Duke Energy Progress LLC	3.400%	4/1/32	38,235	34,155
Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,756
Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,170
Duke Energy Progress LLC	4.200%	8/15/45	61,923	51,701
Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,477
Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,619

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,742
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	27,549
[4]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,034
[4]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,366
	Edison International	5.250%	11/15/28	23,981	23,930
	Emera US Finance LP	3.550%	6/15/26	23,660	22,701
	Entergy Corp.	2.950%	9/1/26	7,085	6,730
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,492
	Evergy Inc.	2.450%	9/15/24	28,130	27,690
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,253
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,690
	Eversource Energy	2.900%	10/1/24	25,155	24,784
	Eversource Energy	3.150%	1/15/25	6,775	6,635
	Eversource Energy	3.300%	1/15/28	14,490	13,543
	Eversource Energy	5.450%	3/1/28	24,455	24,757
	Eversource Energy	3.375%	3/1/32	14,435	12,563
	Eversource Energy	5.125%	5/15/33	11,550	11,321
	Exelon Corp.	3.350%	3/15/32	32,015	28,256
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,077
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,252
	Florida Power & Light Co.	5.250%	2/1/41	29,745	29,751
	Florida Power & Light Co.	4.125%	2/1/42	20,000	17,321
	Florida Power & Light Co.	3.700%	12/1/47	18,970	14,909
	Fortis Inc.	3.055%	10/4/26	44,365	42,002
	Georgia Power Co.	4.700%	5/15/32	30,600	29,902
	Georgia Power Co.	4.950%	5/17/33	17,650	17,406
	Georgia Power Co.	5.250%	3/15/34	12,965	13,093
	Georgia Power Co.	4.750%	9/1/40	34,725	32,079
	Georgia Power Co.	4.300%	3/15/42	28,162	24,520
	Georgia Power Co.	3.700%	1/30/50	9,335	7,161
	Georgia Power Co.	5.125%	5/15/52	35,520	34,373
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	11,891
[4]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,411
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	35,052
[4]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,851
[4]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	22,041
[4]	Metropolitan Edison Co.	5.200%	4/1/28	1,915	1,917
[4]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,615
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,375
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	964
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,437
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	934
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	25,957
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,269
[4]	Monongahela Power Co.	4.100%	4/15/24	11,000	10,987
[4]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,123
	Nevada Power Co.	3.125%	8/1/50	15,175	10,096
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,985	13,033
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,455	13,514
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	24,450	23,330
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	26,330	23,325
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,880	7,343
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	17,994
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	50,415	42,913
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	33,646

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	14,152
	NiSource Inc.	5.250%	3/30/28	19,598	19,743
	NiSource Inc.	5.250%	2/15/43	13,546	12,805
	NiSource Inc.	4.800%	2/15/44	9,995	8,918
	NiSource Inc.	5.000%	6/15/52	22,475	20,767
	Northern States Power Co.	2.250%	4/1/31	4,915	4,125
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	31,080	31,062
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,178
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,520
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	15,539
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,409
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,128
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,163
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	26,723
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,237
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	2,996
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	14,934
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	23,608
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	13,118
	Pacific Gas and Electric Co.	6.150%	1/15/33	19,855	20,497
	Pacific Gas and Electric Co.	6.400%	6/15/33	18,975	19,992
	Pacific Gas and Electric Co.	6.950%	3/15/34	9,130	10,004
	Pacific Gas and Electric Co.	4.500%	7/1/40	22,339	19,055
	Pacific Gas and Electric Co.	6.750%	1/15/53	3,720	4,058
	Pacific Gas and Electric Co.	6.700%	4/1/53	27,456	29,761
	PECO Energy Co.	4.600%	5/15/52	16,875	15,194
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	915	907
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,830
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,868
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	25,905
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	23,507
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	10,000	9,129
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,897
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,060	1,049
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,190
	Public Service Enterprise Group Inc.	5.200%	4/1/29	15,080	15,084
	Public Service Enterprise Group Inc.	5.450%	4/1/34	9,680	9,696
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	16,737
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,046
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,361
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,255
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	32,522
	San Diego Gas & Electric Co.	5.350%	4/1/53	25,375	25,010
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	8,493	7,224
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,868
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,427
	Sempra	3.700%	4/1/29	5,190	4,854
	Sempra	3.800%	2/1/38	20,000	16,647
	Sempra	6.000%	10/15/39	21,184	21,621
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,625
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,154
	Southern California Edison Co.	5.150%	6/1/29	28,620	28,719
	Southern California Edison Co.	5.950%	11/1/32	11,975	12,553
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,124
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,172

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,556
	Southern California Edison Co.	4.050%	3/15/42	17,788	14,664
	Southern California Edison Co.	3.900%	3/15/43	8,782	7,040
	Southern California Edison Co.	4.650%	10/1/43	20,125	17,817
	Southern California Edison Co.	3.600%	2/1/45	8,160	6,106
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,910
	Southern California Edison Co.	4.125%	3/1/48	32,029	25,868
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,762
	Southern California Edison Co.	3.650%	2/1/50	25,325	18,770
	Southern California Edison Co.	5.700%	3/1/53	6,920	6,952
	Southern California Edison Co.	5.875%	12/1/53	7,688	7,942
	Southern California Edison Co.	5.750%	4/15/54	7,370	7,462
	Southern California Gas Co.	6.350%	11/15/52	14,830	16,317
	Southern Co.	4.400%	7/1/46	25,160	21,702
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,388
	Southwest Gas Corp.	2.200%	6/15/30	9,465	7,984
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,060
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,283
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,728
	Tampa Electric Co.	4.900%	3/1/29	7,195	7,202
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	38,719
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	18,436
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,517
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	6,908
	Union Electric Co.	4.000%	4/1/48	14,942	11,982
	Union Electric Co.	3.900%	4/1/52	13,335	10,543
	Union Electric Co.	5.450%	3/15/53	8,175	8,095
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	39,156
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	9,898
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,404
					3,219,991
Total Corporate Bonds (Cost $24,476,593)					22,386,504
Sovereign Bonds (1.2%)
[4]	Government of Bermuda	2.375%	8/20/30	18,405	15,415
[4]	Government of Bermuda	3.375%	8/20/50	7,115	4,767
[4]	Kingdom of Saudi Arabia	5.000%	1/16/34	31,086	30,930
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	36,000
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	62,130	61,451
[4]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,437
	Province of Ontario	2.500%	4/27/26	100,400	95,885
	Province of Quebec	2.500%	4/20/26	134,755	128,756
	Republic of Chile	2.550%	7/27/33	37,110	30,156
	Republic of Chile	3.500%	1/31/34	19,975	17,499
	Republic of Chile	3.500%	4/15/53	22,895	16,618
	State of Israel	5.375%	3/12/29	31,735	31,806
	State of Israel	5.500%	3/12/34	18,085	17,868
	State of Israel	5.750%	3/12/54	57,000	54,671
[4]	State of Qatar	4.400%	4/16/50	13,435	11,873
	United Mexican States	6.338%	5/4/53	16,100	15,908
	United Mexican States	6.400%	5/7/54	31,710	31,642
Total Sovereign Bonds (Cost $652,441)					618,682

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (3.3%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,970
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,270
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	30,140
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,258
	California GO	7.500%	4/1/34	5,845	6,871
	California GO	7.350%	11/1/39	45,195	53,409
	California GO	7.600%	11/1/40	2,215	2,736
	California GO	5.875%	10/1/41	26,725	28,180
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	5,857
	California State University College & University Revenue	2.719%	11/1/52	7,175	4,889
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,577
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	58,470	66,045
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	29,881	33,752
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,447
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	13,330	13,166
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,267
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,619
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	4,029
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	25,365	23,308
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,598
	Duke University College & University Revenue	5.850%	4/1/37	62,165	67,074
[6]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	11,260	9,085
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	69,437	79,982
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	2,000
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,542
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	8,880	8,199
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	50,000	36,771
	Houston TX GO	6.290%	3/1/32	11,355	12,021
	Illinois GO	5.100%	6/1/33	184,175	182,834
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,601
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	11,270	11,158
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,361
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	37,230

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,605
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	12,267
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	12,366
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	24,552
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,757
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,982
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	17,370
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	9,961
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	18,103
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	2,933
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,435	1,451
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	30,959
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	35,035
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	9,902
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	34,554
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	30,974
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	11,999
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	17,831
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	15,149
[8]	Oregon School Boards Association GO	4.759%	6/30/28	10,241	10,183
[7]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	22,947
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	69,609
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	35	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	34,924
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	11,738
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	47,462
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	10,409
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,227
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,051
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	9,379
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,675

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	30,077
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	13,800	13,921
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	20,320	20,629
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	7,275	7,264
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,363
	University of California College & University Revenue	1.614%	5/15/30	18,580	15,674
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,735
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,859
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,548
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	12,099
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	17,944
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	10,253
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	41,417
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	19,070
	University of Michigan College & University Revenue	2.562%	4/1/50	31,786	20,925
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	11,478
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	24,482
[6]	Wisconsin Appropriations Revenue	5.700%	5/1/26	5,450	5,484
	Wisconsin Appropriations Revenue	3.954%	5/1/36	20,825	19,415
Total Taxable Municipal Bonds (Cost $1,841,133)					1,695,274
				Shares
Common Stocks (36.7%)
Communication Services (0.2%)
	Omnicom Group Inc.			1,194,643	115,594
Consumer Discretionary (1.1%)
	Darden Restaurants Inc.			1,185,967	198,234
	Tractor Supply Co.			718,377	188,014
	Home Depot Inc.			481,686	184,775
					571,023

Wellesley Income Fund
	Shares	Market Value• ($000)
Consumer Staples (4.7%)
Philip Morris International Inc.	4,378,856	401,191
Unilever plc ADR	7,159,810	359,351
Kenvue Inc.	15,667,119	336,216
Procter & Gamble Co.	1,876,907	304,528
Pernod Ricard SA	1,742,184	282,032
Keurig Dr Pepper Inc.	8,942,950	274,280
Archer-Daniels-Midland Co.	3,372,184	211,807
Kellanova	2,208,667	126,535
Kimberly-Clark Corp.	753,359	97,447
		2,393,387
Energy (4.1%)
ConocoPhillips	4,534,698	577,176
EOG Resources Inc.	4,472,665	571,786
Phillips 66	1,885,527	307,982
Coterra Energy Inc.	8,839,983	246,459
EQT Corp.	5,558,775	206,064
Targa Resources Corp.	1,686,065	188,822
		2,098,289
Financials (7.0%)
JPMorgan Chase & Co.	4,696,167	940,642
MetLife Inc.	5,357,731	397,062
Regions Financial Corp.	14,010,228	294,775
American International Group Inc.	3,722,887	291,018
Morgan Stanley	2,965,850	279,264
Royal Bank of Canada	2,743,644	276,724
M&T Bank Corp.	1,849,079	268,930
Wells Fargo & Co.	4,070,114	235,904
PNC Financial Services Group Inc.	1,257,775	203,256
Goldman Sachs Group Inc.	425,573	177,758
Allstate Corp.	703,844	121,772
Ares Management Corp. Class A	784,275	104,293
		3,591,398
Health Care (6.0%)
Merck & Co. Inc.	5,917,100	780,761
Johnson & Johnson	3,573,778	565,336
Pfizer Inc.	20,027,477	555,763
Gilead Sciences Inc.	4,264,905	312,404
AstraZeneca plc ADR	3,995,252	270,678
UnitedHealth Group Inc.	452,688	223,945
Roche Holding AG	875,673	223,576
Medtronic plc	1,916,087	166,987
		3,099,450
Industrials (3.4%)
General Dynamics Corp.	1,236,809	349,386
United Parcel Service Inc. Class B (XNYS)	1,950,055	289,837
Emerson Electric Co.	2,498,036	283,327
L3Harris Technologies Inc.	1,153,586	245,829
Johnson Controls International plc	3,579,772	233,831
Canadian National Railway Co.	1,413,606	186,146
Siemens AG (Registered)	965,302	184,314
		1,772,670

Wellesley Income Fund
				Shares	Market Value• ($000)
Information Technology (3.6%)
		Cisco Systems Inc.		9,366,167	467,465
		Broadcom Inc.		317,803	421,219
		NXP Semiconductors NV		1,090,991	270,315
		QUALCOMM Inc.		1,523,514	257,931
		Corning Inc.		7,137,867	235,264
		TE Connectivity Ltd.		1,478,731	214,771
					1,866,965
Materials (2.0%)
		Rio Tinto plc ADR		5,024,351	320,252
		Barrick Gold Corp. (XTSE)		11,796,004	196,286
		PPG Industries Inc.		1,346,561	195,117
		Celanese Corp.		1,090,597	187,430
		LyondellBasell Industries NV Class A		1,375,451	140,681
					1,039,766
Real Estate (1.6%)
		Crown Castle Inc.		2,898,168	306,713
		Weyerhaeuser Co.		6,819,587	244,891
		Gaming and Leisure Properties Inc.		3,596,527	165,692
		Host Hotels & Resorts Inc.		5,872,040	121,434
					838,730
Utilities (3.0%)
		Exelon Corp.		9,012,080	338,584
		Sempra		4,294,811	308,496
		PPL Corp.		10,058,247	276,904
		American Electric Power Co. Inc.		2,880,143	247,980
		Dominion Energy Inc.		4,196,700	206,436
		NextEra Energy Inc.		2,411,598	154,125
					1,532,525
Total Common Stocks (Cost $13,803,619)					18,919,797
		Coupon
Temporary Cash Investments (1.1%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	5.407%		6	1
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC (Dated 3/28/24, Repurchase Value $42,725,000, collateralized by U.S. Treasury Note/Bond 1.500%–4.000%, 2/15/26–7/31/30, with a value of $43,554,000)	5.330%	4/1/24	42,700	42,700
	Deutsche Bank Securities, Inc. (Dated 3/28/24, Repurchase Value $125,274,000, collateralized by Fannie Mae 2.000%–6.500%, 11/1/45–12/1/53, with a value of $127,704,000)	5.320%	4/1/24	125,200	125,200

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HSBC Bank USA (Dated 3/28/24, Repurchase Value $40,124,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 7/15/31, and U.S. Treasury Note/Bond 3.000%, 6/30/24, with a value of $40,902,000)	5.320%	4/1/24	40,100	40,100
HSBC Bank USA (Dated 3/28/24, Repurchase Value $99,259,000, collateralized by Fannie Mae 2.000%–8.000%, 1/1/38–11/1/53, and Freddie Mac 2.000%–7.500%, 2/1/31–4/1/54, with a value of $101,184,000)	5.330%	4/1/24	99,200	99,200
JP Morgan Securities LLC (Dated 3/28/24, Repurchase Value $13,008,000, collateralized by U.S. Treasury Note/Bond 2.750%, 8/31/25, with a value of $13,260,000)	5.320%	4/1/24	13,000	13,000
JP Morgan Securities LLC (Dated 3/28/24, Repurchase Value $39,123,000, collateralized by U.S. Treasury Bill 0.000%, 5/9/24–9/5/24, with a value of $39,882,000)	5.320%	4/1/24	39,100	39,100
Natixis SA (Dated 3/28/24, Repurchase Value $31,018,000, collateralized by Federal Home Loan Bank 4.000%–4.080% 10/24/29–5/25/33, U.S. Treasury Inflation Indexed Note/Bond 0.500%–3.625%, 1/15/28–4/15/28, and U.S. Treasury Note/Bond 2.750%–4.625%, 2/15/40–2/15/49, with a value of $31,620,000)	5.320%	4/1/24	31,000	31,000
NatWest Markets plc (Dated 3/28/24, Repurchase Value $30,418,000, collateralized by U.S. Treasury Note/Bond 4.500%, 11/15/33, with a value of $31,008,000)	5.320%	4/1/24	30,400	30,400
Nomura International plc (Dated 3/28/24, Repurchase Value $72,743,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 1/15/31–2/15/48, and U.S. Treasury Note/Bond 1.125%–4.125%, 12/31/24–8/15/53, with a value of $74,154,000)	5.320%	4/1/24	72,700	72,700
RBC Capital Markets LLC (Dated 3/28/24, Repurchase Value $40,024,000, collateralized by Fannie Mae 6.000%, 9/1/37, Freddie Mac 5.000%, 11/1/52, U.S. Treasury Note/Bond 0.250%–4.125%, 6/30/25–7/31/30, with a value of $40,800,000)	5.320%	4/1/24	40,000	40,000

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale (Dated 3/28/24, Repurchase Value $37,922,000, collateralized by U.S. Treasury Note/Bond 3.875%, 8/15/33, with a value of $38,658,000)	5.320%	4/1/24	37,900	37,900
				571,300
Total Temporary Cash Investments (Cost $571,301)				571,301
Total Investments (98.9%) (Cost $48,262,620)				50,973,319
Other Assets and Liabilities—Net (1.1%)				566,531
Net Assets (100%)				51,539,850
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $204,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $7,060,844,000, representing 13.7% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $48,262,619)	50,973,318
Affiliated Issuers (Cost $1)	1
Total Investments in Securities	50,973,319
Investment in Vanguard	1,544
Cash	8,957
Foreign Currency, at Value (Cost $535)	538
Receivables for Investment Securities Sold	1,445,357
Receivables for Accrued Income	386,617
Receivables for Capital Shares Issued	15,490
Total Assets	52,831,822
Liabilities
Payables for Investment Securities Purchased	1,243,581
Payables to Investment Advisor	7,191
Payables for Capital Shares Redeemed	38,678
Payables to Vanguard	2,522
Total Liabilities	1,291,972
Net Assets	51,539,850
At March 31, 2024, net assets consisted of:

Paid-in Capital	48,306,091
Total Distributable Earnings (Loss)	3,233,759
Net Assets	51,539,850

Investor Shares—Net Assets
Applicable to 365,470,300 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,214,248
Net Asset Value Per Share—Investor Shares	$25.21

Admiral Shares—Net Assets
Applicable to 693,083,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,325,602
Net Asset Value Per Share—Admiral Shares	$61.07

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends[1]	313,020
Interest	671,148
Securities Lending—Net	286
Total Income	984,454
Expenses
Investment Advisory Fees—Note B
Basic Fee	13,847
Performance Adjustment	1,142
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,415
Management and Administrative—Admiral Shares	19,868
Marketing and Distribution—Investor Shares	249
Marketing and Distribution—Admiral Shares	811
Custodian Fees	165
Shareholders’ Reports—Investor Shares	109
Shareholders’ Reports—Admiral Shares	219
Trustees’ Fees and Expenses	19
Other Expenses	10
Total Expenses	43,854
Expenses Paid Indirectly	(57)
Net Expenses	43,797
Net Investment Income	940,657
Realized Net Gain (Loss)
Investment Securities Sold[2]	519,218
Futures Contracts	9,883
Foreign Currencies	(6)
Realized Net Gain (Loss)	529,095
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,411,619
Futures Contracts	4,728
Foreign Currencies	15
Change in Unrealized Appreciation (Depreciation)	3,416,362
Net Increase (Decrease) in Net Assets Resulting from Operations	4,886,114
1	Dividends are net of foreign withholding taxes of $5,380,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($31,000), and less than $1,000 respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	940,657	1,888,156
Realized Net Gain (Loss)	529,095	964,745
Change in Unrealized Appreciation (Depreciation)	3,416,362	488,118
Net Increase (Decrease) in Net Assets Resulting from Operations	4,886,114	3,341,019
Distributions
Investor Shares	(293,133)	(782,872)
Admiral Shares	(1,346,674)	(3,574,046)
Total Distributions	(1,639,807)	(4,356,918)
Capital Share Transactions
Investor Shares	(501,222)	(827,776)
Admiral Shares	(2,752,498)	(2,089,530)
Net Increase (Decrease) from Capital Share Transactions	(3,253,720)	(2,917,306)
Total Increase (Decrease)	(7,413)	(3,933,205)
Net Assets
Beginning of Period	51,547,263	55,480,468
End of Period	51,539,850	51,547,263

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.66	$24.16	$29.31	$27.46	$27.18	$26.43
Investment Operations
Net Investment Income[1]	.441	.817	.750	.724	.775	.803
Net Realized and Unrealized Gain (Loss) on Investments	1.894	.610	(4.120)	2.306	.576	1.787
Total from Investment Operations	2.335	1.427	(3.370)	3.030	1.351	2.590
Distributions
Dividends from Net Investment Income	(.455)	(.826)	(.752)	(.714)	(.789)	(.799)
Distributions from Realized Capital Gains	(.330)	(1.101)	(1.028)	(.466)	(.282)	(1.041)
Total Distributions	(.785)	(1.927)	(1.780)	(1.180)	(1.071)	(1.840)
Net Asset Value, End of Period	$25.21	$23.66	$24.16	$29.31	$27.46	$27.18
Total Return[2]	9.95%	5.79%	-12.18%	11.22%	5.19%	10.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,214	$9,135	$10,138	$12,629	$12,260	$12,864
Ratio of Total Expenses to Average Net Assets[3]	0.23%[4]	0.23%[4]	0.23%[4]	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.61%	3.30%	2.72%	2.51%	2.86%	3.08%
Portfolio Turnover Rate[5]	29%	53%	58%	39%	53%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.23%.
5	Includes less than 1%, 5%, 10%, 4%, 7%, and 2%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$57.31	$58.52	$70.99	$66.51	$65.85	$64.03
Investment Operations
Net Investment Income[1]	1.089	2.022	1.865	1.801	1.923	1.990
Net Realized and Unrealized Gain (Loss) on Investments	4.591	1.480	(9.975)	5.585	1.379	4.331
Total from Investment Operations	5.680	3.502	(8.110)	7.386	3.302	6.321
Distributions
Dividends from Net Investment Income	(1.122)	(2.044)	(1.869)	(1.777)	(1.959)	(1.979)
Distributions from Realized Capital Gains	(.798)	(2.668)	(2.491)	(1.129)	(.683)	(2.522)
Total Distributions	(1.920)	(4.712)	(4.360)	(2.906)	(2.642)	(4.501)
Net Asset Value, End of Period	$61.07	$57.31	$58.52	$70.99	$66.51	$65.85
Total Return[2]	10.00%	5.87%	-12.11%	11.29%	5.24%	10.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,326	$42,412	$45,342	$54,153	$48,044	$45,092
Ratio of Total Expenses to Average Net Assets[3]	0.16%[4]	0.16%[4]	0.16%[4]	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.38%	2.79%	2.57%	2.93%	3.15%
Portfolio Turnover Rate[5]	29%	53%	58%	39%	53%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
5	Includes less than 1%, 5%, 10%, 4%, 7%, and 2%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among

Wellesley Income Fund
numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2024, counterparties had deposited in segregated accounts securities with a value of $417,476 and cash of $270,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its

Wellesley Income Fund
clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open futures contracts at March 31, 2024.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Wellesley Income Fund
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in

Wellesley Income Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the six months ended March 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net increase of $1,142,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,544,000, representing less than 0.01% of the fund’s net assets and 0.62% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, these arrangements reduced the fund’s management and administrative expenses by $30,000 and custodian fees by $27,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Wellesley Income Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,639,235	—	5,639,235
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,142,526	—	1,142,526
Corporate Bonds	—	22,386,504	—	22,386,504
Sovereign Bonds	—	618,682	—	618,682
Taxable Municipal Bonds	—	1,695,274	—	1,695,274
Common Stocks	18,229,875	689,922	—	18,919,797
Temporary Cash Investments	1	571,300	—	571,301
Total	18,229,876	32,743,443	—	50,973,319
F.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	48,285,259
Gross Unrealized Appreciation	5,534,296
Gross Unrealized Depreciation	(2,846,236)
Net Unrealized Appreciation (Depreciation)	2,688,060
G.	During the six months ended March 31, 2024, the fund purchased $5,955,033,000 of investment securities and sold $9,304,272,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,918,003,000 and $9,849,243,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2024, such purchases were $11,465,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Wellesley Income Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	522,634	21,528	689,980	27,720
Issued in Lieu of Cash Distributions	272,453	11,011	732,586	29,896
Redeemed	(1,296,309)	(53,182)	(2,250,342)	(91,108)
Net Increase (Decrease)—Investor Shares	(501,222)	(20,643)	(827,776)	(33,492)
Admiral Shares
Issued	1,399,637	23,640	3,251,382	54,110
Issued in Lieu of Cash Distributions	1,187,224	19,812	3,175,816	53,516
Redeemed	(5,339,359)	(90,458)	(8,516,728)	(142,319)
Net Increase (Decrease)—Admiral Shares	(2,752,498)	(47,006)	(2,089,530)	(34,693)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellesley Income Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellesley Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

"Bloomberg®" and Bloomberg U.S. Credit A or Better Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Wellesley Income Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Wellesley Income Fund or any member of the public regarding the advisability of investing in securities generally or in the Wellesley Income Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Credit A or Better Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Wellesley Income Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Wellesley Income Fund into consideration in determining, composing or calculating the Bloomberg U.S. Credit A or Better Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Wellesley Income Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Wellesley Income Fund’s customers, in connection with the administration, marketing or trading of the Wellesley Income Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE WELLESLEY INCOME FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE WELLESLEY INCOME FUND OR BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q272 052024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)      Code of Ethics filed herewith.

(a)(2)      Certifications filed herewith.

(a)(2)      Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD wellesley income fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD wellesley income fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

VANGUARD wellesley income fund

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 20, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.